Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) € in Thousands, $ in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Cash and Cash Equivalents [Abstract]
Cash	€ 41,130		€ 21,093
On call deposits	4		30,034
Cash and cash equivalents	41,134	$ 42,819	51,127	$ 53,221	€ 46,458	€ 41,229
Cash and cash equivalents in the statement of cash flows	€ 41,134	$ 42,819	€ 51,127	$ 53,221	€ 46,458	€ 41,229